Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Beginning Balance			¥ 2,798,874	¥ 2,647,625
Adjusted balance	¥ 2,803,405		2,803,405
Total other comprehensive income (loss)	18,135	¥ 11,711	13,591	15,257
Transaction with noncontrolling interests	0		(1)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	330	1,696	319	667
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	206	45	502	34
Ending Balance	2,929,899	2,747,842	2,929,899	2,747,842
Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0		0
AOCI Attributable to Parent
Beginning Balance	(53,295)	(16,684)	(45,566)	(21,270)
Adjusted balance	(48,465)		(48,465)
Ending Balance	(35,696)	(6,714)	(35,696)	(6,714)
AOCI Attributable to Parent | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	(2,899)		(2,899)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(3,775)	(4,352)	(3,738)	(4,483)
Adjusted balance	(3,738)		(3,738)
Net unrealized gains (losses)	767	4	(39)	805
Reclassification adjustment included in net income, net of tax	(47)	(73)	729	(729)
Total other comprehensive income (loss)	720	(69)	690	76
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	30	(10)	37	4
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(3,085)	(4,411)	(3,085)	(4,411)
Net unrealized gains (losses) on derivative instruments | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0		0
Foreign currency translation adjustments
Beginning Balance	(36,821)	(25,122)	(31,806)	(31,736)
Adjusted balance	(31,806)		(31,806)
Net unrealized gains (losses)	19,524	13,041	14,788	19,830
Reclassification adjustment included in net income, net of tax	1	0	1	(1,175)
Total other comprehensive income (loss)	19,525	13,041	14,789	18,655
Transaction with noncontrolling interests	1		1
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	301	1,717	284	728
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	206	45	502	34
Ending Balance	(17,802)	(13,843)	(17,802)	(13,843)
Foreign currency translation adjustments | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0		0
Defined benefit pension plans
Beginning Balance	(20,500)	(17,586)	(20,487)	(17,330)
Adjusted balance	(20,487)		(20,487)
Net unrealized gains (losses)	(160)	(180)	(147)	(427)
Reclassification adjustment included in net income, net of tax	(28)	(10)	(54)	(20)
Total other comprehensive income (loss)	(188)	(190)	(201)	(447)
Transaction with noncontrolling interests	(1)		(2)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(1)	1	(2)	0
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(20,688)	(17,777)	(20,688)	(17,777)
Defined benefit pension plans | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0		0
Net unrealized gains (losses) on investment in securities
Beginning Balance	7,453	30,376	10,465	32,279
Adjusted balance	7,215		7,215
Net unrealized gains (losses)	(1,730)	3,253	888	6,640
Reclassification adjustment included in net income, net of tax	(114)	(4,324)	(2,494)	(9,667)
Total other comprehensive income (loss)	(1,844)	(1,071)	(1,606)	(3,027)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	0	(12)	0	(65)
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	5,609	¥ 29,317	5,609	¥ 29,317
Net unrealized gains (losses) on investment in securities | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)		(3,250)
Debt valuation adjustments
Beginning Balance	348		0
Adjusted balance	351		351
Net unrealized gains (losses)	(71)		(69)
Reclassification adjustment included in net income, net of tax	(7)		(12)
Total other comprehensive income (loss)	(78)		(81)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	0		0
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	270		270
Debt valuation adjustments | Accounting standards update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	¥ 351		¥ 351